UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1: Schedule of Investments

Vanguard Pennsylvania Municipal Money Market Fund

Schedule of Investments (unaudited)

As of February 28, 2019

					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
Pennsylvania (99.3%)
	Allegheny County PA GO	5.000%	5/1/19		1,100	1,107
	Allegheny County PA GO	5.000%	12/1/19		5,500	5,633
	Allegheny County PA GO VRDO	1.730%	3/7/19	LOC	3,500	3,500
	Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	1.680%	3/1/19		76,448	76,448
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	1.730%	3/7/19	LOC	3,480	3,480
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	1.730%	3/7/19	LOC	2,330	2,330
	Allegheny County PA Hospital Development Authority Revenue (Concordia Lutheran) VRDO	1.770%	3/7/19	LOC	38,240	38,240
1,2,3	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	1.910%	3/1/19	LOC	20,000	20,000
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.750%	3/1/19	LOC	8,025	8,025
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.750%	3/1/19	LOC	7,000	7,000
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.750%	3/1/19	LOC	3,750	3,750
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.770%	3/7/19	LOC	5,910	5,910
	Allegheny County PA Industrial Development Authority Revenue (Western Pennsylvania School for Blind Children) VRDO	1.730%	3/7/19		12,100	12,100
	Beaver PA Industrial Development Authority Revenue (Concordia Lutheran Ministries) VRDO	1.770%	3/7/19	LOC	4,710	4,710
2	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project) TOB VRDO	1.740%	3/7/19	LOC	3,075	3,075
	Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	1.730%	3/7/19	LOC	7,275	7,275
2	Bucks County Water & Sewer Authority Revenue TOB VRDO	1.840%	3/7/19	(Prere.)	5,335	5,335
	Butler County PA General Authority Revenue (Erie School District Project) VRDO	1.730%	3/7/19	LOC	34,480	34,480

	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.740%	3/7/19		3,850	3,850
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.740%	3/7/19		28,320	28,320
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	7.250%	7/1/19	(Prere.)	8,130	8,274
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	1.770%	3/7/19	LOC	11,810	11,810
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	1.770%	3/7/19	LOC	8,645	8,645
	Chester County PA GO	5.000%	7/15/19	(Prere.)	1,100	1,113
2	Commonwealth Financing Authority Pennsylvania Revenue TOB VRDO	1.740%	3/7/19	(4)LOC	13,695	13,695
2	County of Allegheny PA GO TOB VRDO	1.730%	3/7/19		5,340	5,340
	County of Chester PA GO	5.000%	7/15/19	(Prere.)	7,090	7,171
	Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	1.640%	3/1/19		88,960	88,960
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20		17,470	17,917
	Downingtown PA Area School District GO	3.000%	8/1/19		710	713
	Downingtown PA Area School District GO	4.000%	8/1/19		3,740	3,773
2	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group) TOB VRDO	1.730%	3/7/19	LOC	2,250	2,250
	Emmaus PA General Authority Revenue VRDO	1.710%	3/7/19	LOC	58,800	58,800
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	1,500	1,500
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	500	500
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	4,700	4,700
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	11,800	11,800
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	4,900	4,900
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	1,200	1,200
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	10,000	10,000
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	2,500	2,500
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	500	500
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	100	100
	Emmaus PA General Authority Revenue VRDO	1.730%	3/7/19	LOC	2,200	2,200
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.770%	3/7/19		11,935	11,935

2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.770%	3/7/19		7,500	7,500
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.770%	3/7/19	(Prere.)	4,980	4,980
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.770%	3/7/19		6,955	6,955
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.770%	3/7/19		2,785	2,785
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.770%	3/7/19		4,785	4,785
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.660%	3/1/19		21,340	21,340
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.670%	3/1/19		5,615	5,615
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.670%	3/1/19		12,992	12,992
	Haverford Township PA GO	3.000%	6/1/19		1,270	1,274
	Haverford Township PA School District GO VRDO	1.750%	3/7/19	LOC	20,340	20,340
	Jackson PA Authority for Industrial Development Revenue (StoneRidge Retirement Living) VRDO	1.730%	3/7/19	LOC	7,550	7,550
2	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	1.770%	3/7/19	(Prere.)	6,765	6,765
2	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	1.770%	3/7/19	(Prere.)	3,410	3,410
2	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.780%	3/7/19		3,750	3,750
2	Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group) TOB VRDO	1.740%	3/7/19	LOC	5,850	5,850
	Lower Merion PA School District GO VRDO	1.670%	3/7/19	LOC	24,290	24,290
	Lower Merion PA School District GO VRDO	1.670%	3/7/19	LOC	11,650	11,650
	Marple Newtown PA School District GO	5.000%	6/1/19	(Prere.)	11,225	11,315
	Montgomery County PA Higher Education & Health Authority Revenue (Gwynedd Mercy University Project) VRDO	1.720%	3/7/19	LOC	18,740	18,740
	Montgomery County PA Redevelopment Authority Revenue (Forge Gate Apartments Project) VRDO	1.740%	3/7/19	LOC	9,665	9,665
2	Northampton County PA General Purpose Authority College Revenue (Lafayette College) TOB VRDO	1.720%	3/7/19		9,685	9,685
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.700%	3/7/19		18,290	18,290

	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.700%	3/7/19		9,940	9,940
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.700%	3/7/19		10,750	10,750
	Northampton County PA General Purpose Authority University Revenue (Lehigh University)	5.000%	5/15/19	(Prere.)	15,000	15,102
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.700%	3/7/19		5,505	5,505
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.750%	3/7/19		500	500
2	PA Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania) TOB VRDO	1.720%	3/7/19		2,000	2,000
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (PSEG Power LLC Project) VRDO	1.690%	3/8/19	LOC	970	970
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (York Water Co. Project) VRDO	1.760%	3/7/19	LOC	12,000	12,000
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19		57,530	58,147
2	Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project) TOB VRDO	1.770%	3/7/19	(13)	9,900	9,900
	Pennsylvania GO	5.000%	3/15/19	(Prere.)	1,000	1,001
	Pennsylvania GO	5.000%	4/15/19		1,690	1,697
	Pennsylvania GO	5.000%	4/15/19	(Prere.)	6,025	6,049
	Pennsylvania GO	5.000%	5/1/19		1,425	1,433
	Pennsylvania GO	5.000%	6/1/19		4,650	4,690
	Pennsylvania GO	5.000%	6/15/19		3,055	3,083
	Pennsylvania GO	5.000%	7/1/19		20,295	20,522
	Pennsylvania GO	5.000%	7/1/19		4,250	4,299
	Pennsylvania GO	5.375%	7/1/19	(14)	2,000	2,025
	Pennsylvania GO	5.000%	8/15/19		1,270	1,289
	Pennsylvania GO	5.000%	9/15/19		9,575	9,742
	Pennsylvania GO	5.000%	10/15/19		6,870	7,000
2	Pennsylvania GO TOB VRDO	1.720%	3/7/19		10,400	10,400
2	Pennsylvania GO TOB VRDO	1.720%	3/7/19		3,335	3,335
2	Pennsylvania GO TOB VRDO	1.740%	3/7/19		4,000	4,000
2	Pennsylvania GO TOB VRDO	1.770%	3/7/19	(Prere.)	11,250	11,250
2	Pennsylvania GO TOB VRDO	1.770%	3/7/19		14,300	14,300
	Pennsylvania Higher Educational Facilities Authority Revenue	5.000%	6/15/19		5,845	5,899
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.660%	3/1/19	LOC	3,075	3,075
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.720%	3/7/19	LOC	2,380	2,380

	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.730%	3/7/19	LOC	24,110	24,110
	Pennsylvania Higher Educational Facilities Authority Revenue (Susquehanna University) VRDO	1.730%	3/7/19	LOC	1,300	1,300
2	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) TOB VRDO	1.740%	3/7/19	LOC	5,340	5,340
2	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania) TOB VRDO	1.770%	3/7/19		6,665	6,665
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	9/1/19	(ETM)	6,500	6,599
2	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.720%	3/7/19		9,690	9,690
2	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.730%	3/7/19		5,865	5,865
2	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.740%	3/7/19		2,740	2,740
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) VRDO	1.670%	3/7/19	LOC	59,745	59,745
	Pennsylvania Housing Finance Agency Multifamily Housing Revenue VRDO	1.750%	3/7/19	LOC	4,950	4,950
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.740%	3/7/19		6,185	6,185
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.740%	3/7/19		15,300	15,300
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.740%	3/7/19		7,500	7,500
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.770%	3/7/19		24,610	24,610
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.770%	3/7/19		7,500	7,500
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.790%	3/7/19		7,640	7,640
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.740%	3/7/19		20,175	20,175
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.740%	3/7/19		14,790	14,790
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.740%	3/7/19		9,580	9,580
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.770%	3/7/19		4,775	4,775
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.740%	3/8/19		5,325	5,325
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.770%	3/8/19		12,300	12,300
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.770%	3/8/19		4,600	4,600
2	Pennsylvania Housing Finance Agency TOB VRDO	1.770%	3/7/19		7,000	7,000

	Pennsylvania Infrastructure & Investment Authority Revenue CP	1.650%	5/6/19		15,000	15,000
	Pennsylvania Infrastructure Investment Authority Revenue	5.000%	6/15/19		2,000	2,018
2	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue (Philadelphia Funding Program) TOB VRDO	1.770%	3/7/19		6,315	6,315
	Pennsylvania State University Revenue PUT	1.730%	6/1/19		51,675	51,678
2	Pennsylvania State University TOB VRDO	1.720%	3/7/19		12,420	12,420
2	Pennsylvania State University TOB VRDO	1.730%	3/7/19		5,600	5,600
2	Pennsylvania TOB VRDO	1.720%	3/7/19		10,000	10,000
2	Pennsylvania TOB VRDO	1.720%	3/7/19		8,750	8,750
2	Pennsylvania TOB VRDO	1.720%	3/7/19		3,600	3,600
2	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	1.730%	3/7/19		5,600	5,600
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	10,040	10,126
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19	(Prere.)	12,420	12,528
	Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19	(Prere.)	17,000	17,168
2	Pennsylvania Turnpike Commission Revenue PUT TOB	1.750%	3/1/19	(4)LOC	35,400	35,400
2	Pennsylvania Turnpike Commission Revenue PUT TOB	1.750%	3/1/19	(4)LOC	11,595	11,595
1,2,3	Pennsylvania Turnpike Commission Revenue PUT TOB	1.940%	6/3/19	LOC	5,000	5,000
2	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.740%	3/7/19	LOC	7,850	7,850
2	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.770%	3/7/19	LOC	60,000	60,000
2	Peters Township PA School District Washington County GO TOB VRDO	1.730%	3/7/19		4,780	4,780
	Philadelphia Authority for Industrial Development Revenue (Gift of Life Donor Program) VRDO	1.720%	3/7/19	LOC	9,130	9,130
2	Philadelphia PA Airport Revenue TOB VRDO	1.800%	3/7/19	LOC	12,070	12,070
	Philadelphia PA Airport Revenue VRDO	1.740%	3/8/19	LOC	24,580	24,580
	Philadelphia PA Airport Revenue VRDO	1.740%	3/8/19	LOC	27,950	27,950
2	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.770%	3/7/19		3,275	3,275
	Philadelphia PA Authority for Industrial Development Revenue (Franklin Institute) VRDO	1.890%	3/7/19	LOC	5,190	5,190
2	Philadelphia PA Authority for Industrial Development Revenue (Philadelphia College of Osteopathic Medicine Obligated Group) TOB VRDO	1.740%	3/7/19		2,850	2,850
	Philadelphia PA Gas Works Revenue VRDO	1.690%	3/7/19	LOC	6,500	6,500
	Philadelphia PA Gas Works Revenue VRDO	1.730%	3/7/19	LOC	5,545	5,545
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.710%	3/1/19		55,900	55,900
	Philadelphia PA Industrial Development Authority Lease Revenue VRDO	1.690%	3/7/19	LOC	41,650	41,650
	Philadelphia PA Water & Wastewater Revenue VRDO	1.690%	3/7/19	LOC	9,775	9,775

2	Philadelphia PA Water & Wastewater Revenue TOB VRDO	1.770%	3/7/19	LOC	5,000	5,000
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/19		1,750	1,781
2	Pittsburgh PA Water & Sewer Authority Revenue TOB VRDO	1.750%	3/1/19	LOC	15,300	15,300
	Ridley PA School District GO VRDO	1.750%	3/7/19	LOC	14,950	14,950
2	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.770%	3/7/19		3,000	3,000
2	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.770%	3/7/19		6,670	6,670
2	State College PA Area School District GO TOB VRDO	1.730%	3/7/19		5,400	5,400
	State Public School Building Authority Pennsylvania School Revenue (Harrisburg School District)	5.000%	5/15/19	(Prere.)	3,335	3,356
	State Public School Building Authority Pennsylvania School Revenue (North Allegheny School District Project) VRDO	1.740%	3/7/19		18,100	18,100
2	Swarthmore College TOB VRDO	1.730%	3/7/19		4,420	4,420
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.500%	3/15/19	(Prere.)	1,000	1,001
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19	(Prere.)	5,000	5,083
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	1,000	1,018
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	5,500	5,598
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	9,100	9,260
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	7,250	7,381
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	5,000	5,091
	University of Pittsburgh PA Revenue CP	1.580%	3/14/19		23,000	23,000
	University of Pittsburgh PA Revenue CP	1.600%	3/14/19		23,000	23,000
	Washington County PA Hospital Authority Revenue (University of Pennsylvania) VRDO	1.400%	3/7/19		32,985	32,985
	Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	1.730%	3/7/19	LOC	11,775	11,775
Total Tax-Exempt Municipal Bonds (Cost $1,983,969)						1,983,969
Other Assets and Liabilities-Net (0.7%)						14,549
Net Assets (100%)						1,998,518

1     Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $538,895,000, representing 27.0% of net assets.

3     Adjustable-rate security, rate shown is effective rate at period end.  Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT – Constant Maturing Treasury Rate

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA – Securities Industry and Financial Markets Association

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

Pennsylvania Municipal Money Market Fund

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2019

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
Pennsylvania (99.1%)
Allegheny County PA GO	5.000%	11/1/26		2,500	3,002
Allegheny County PA GO	4.000%	11/1/30		3,000	3,255
Allegheny County PA GO	5.000%	12/1/30		1,365	1,562
Allegheny County PA GO	5.250%	12/1/32		1,000	1,135
Allegheny County PA GO	4.000%	11/1/33		300	323
Allegheny County PA GO	5.250%	12/1/33		1,000	1,134
Allegheny County PA GO	4.000%	11/1/34		900	962
Allegheny County PA GO	5.000%	12/1/34		1,695	1,921
Allegheny County PA GO	5.000%	12/1/34		3,600	3,950
Allegheny County PA GO	4.000%	11/1/35		1,225	1,300
Allegheny County PA GO	4.000%	11/1/36		2,500	2,634
Allegheny County PA GO	5.000%	12/1/37	(4)	10,000	10,922
Allegheny County PA GO	5.000%	12/1/37		6,000	6,553
Allegheny County PA GO	5.000%	11/1/41		5,000	5,589
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	1.680%	3/1/19		2,727	2,727
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/30		2,320	2,409
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/30		2,385	2,540
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.000%	3/1/30		1,180	1,341
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/31		1,550	1,641
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/33		2,045	2,144
Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	5.000%	10/15/37		1,000	1,064
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/29		2,500	2,936
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		3,000	3,434
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		3,000	3,414
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/34		4,750	5,377
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/35		5,500	6,191
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/36		5,250	5,875
Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		5,000	5,076

	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/44		30,000	29,639
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/47		19,000	20,779
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.750%	3/1/19	LOC	20,110	20,110
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.750%	3/1/19	LOC	14,500	14,500
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.770%	3/7/19	LOC	3,000	3,000
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		6,000	6,454
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/30	(15)	3,400	3,933
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31	(4)	805	862
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/35		1,100	1,165
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/35	(4)	2,650	2,793
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/35		6,000	6,793
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/36		1,500	1,582
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/40		4,250	4,746
	Allegheny County PA Sanitary Authority Sewer Revenue	5.250%	12/1/41	(15)	3,500	3,942
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		3,000	3,380
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/45		2,500	2,811
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		7,485	7,656
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26		1,180	1,249
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29		250	262
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.125%	5/1/32		1,000	1,014
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35		11,530	11,912
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		15,595	15,957
	Allentown PA School District GO	5.000%	6/1/32	(15)	1,465	1,646
	Allentown PA School District GO	5.000%	6/1/35	(15)	2,000	2,223
	Allentown PA School District GO	5.000%	6/1/36	(15)	1,500	1,661
	Altoona PA Area School District PA GO	5.000%	12/1/48	(15)	1,500	1,660
	Altoona PA Area School District PA GO	4.250%	12/1/49	(4)	3,500	3,583
	Beaver County PA GO	4.000%	4/15/29	(15)	3,505	3,873
	Beaver County PA GO	4.000%	4/15/30	(15)	500	548
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/33		2,000	2,077

Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/35		3,350	3,753
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/47		5,000	4,934
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/47		15,950	17,377
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50		21,000	22,826
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/33		500	538
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		375	399
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		2,500	2,689
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/38		420	447
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/43		500	529
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/47		830	868
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/47		2,435	2,573
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/48		1,500	1,577
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.500%	11/1/19	(Prere.)	1,750	1,793
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.750%	11/1/19	(Prere.)	2,305	2,365
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.750%	11/1/39		2,310	2,369
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.000%	11/1/40		6,955	7,370
Bethel Park PA School District GO	4.000%	8/1/31		2,500	2,679
Bristol Township PA School District GO	5.250%	6/1/37		3,000	3,320
Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	1.730%	3/7/19	LOC	1,600	1,600
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/21	(Prere.)	2,000	2,181
Butler County PA General Authority Revenue (South Park School District Project) VRDO	1.750%	3/7/19	(4)	3,485	3,485
Butler County PA Hospital Authority Revenue (Butler Health System Project)	7.250%	7/1/19	(Prere.)	310	316
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/26		525	596

Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/27		490	554
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/28		540	610
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/29		1,670	1,884
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/30		1,370	1,536
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/35		4,430	4,866
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/39		3,250	3,521
Canon-McMillan PA School District GO	5.000%	12/15/37	(15)	3,000	3,380
Canon-McMillan PA School District GO	5.000%	12/1/41	(4)	3,000	3,369
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/27		1,530	1,766
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/28		1,605	1,848
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/30		1,135	1,298
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/40		4,000	4,453
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		1,240	1,436
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		1,535	1,801
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		500	577
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		1,100	1,283
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/33		1,370	1,573
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/34		1,000	1,145
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/35		500	576
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/37		1,815	2,049
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/38		1,000	1,135
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42		2,665	2,967
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31		5,000	5,410
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.375%	12/1/41		3,000	3,213
Central Dauphin PA School District GO	4.000%	5/15/37		1,000	1,045
Central Dauphin School District PA GO	4.000%	5/15/32		1,000	1,069
Central Dauphin School District PA GO	4.000%	5/15/34		1,985	2,098
Central Dauphin School District PA GO	4.000%	5/15/35		2,325	2,450
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	7.000%	11/15/21	(Prere.)	6,930	7,880
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32		6,280	6,843
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/42		1,500	1,667

Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/44		3,000	3,195
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	4.000%	11/15/47		2,100	2,112
Chartiers Valley PA School District GO	5.000%	10/15/35		1,135	1,289
Chartiers Valley PA School District GO	5.000%	10/15/40		2,750	3,085
Cheltenham Township PA School District GO	5.000%	3/15/38		4,210	4,730
Chester County PA GO	4.000%	11/15/32		5,500	6,055
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	5/15/20	(Prere.)	17,490	18,173
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/34		2,675	3,092
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	5/15/40		5,000	5,144
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/42		2,000	2,046
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/47		4,000	4,079
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/52		2,500	2,771
Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30		1,100	1,158
Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35		785	819
Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/45		2,990	3,085
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/29		2,000	2,061
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/33		3,000	3,055
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/45		2,000	1,991
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27		4,000	4,717
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28		1,365	1,482
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		5,035	5,920
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		4,000	4,655
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		5,000	5,410
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		5,040	5,814

Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		8,115	8,767
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		7,000	8,010
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/33		7,760	8,373
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/33		10,025	11,420
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	36,425	37,287
Council Rock PA School District GO	3.250%	11/15/39		5,010	4,809
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/30		1,000	1,157
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/31		750	860
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/32		800	912
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/34		1,420	1,607
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/37		2,000	2,167
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/39		4,685	5,260
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/42		3,605	3,892
Cumberland Valley PA School District GO	5.000%	12/1/30		500	574
Cumberland Valley PA School District GO	5.000%	12/1/31		750	858
Cumberland Valley PA School District GO	5.000%	12/1/33		1,005	1,143
Cumberland Valley PA School District GO	5.000%	12/1/34		1,125	1,276
Cumberland Valley PA School District GO	5.000%	12/1/35		1,000	1,132
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19	(Prere.)	12,845	12,982
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19	(Prere.)	125	126
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29		135	136
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/30		3,745	3,974
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/31		2,190	2,304
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/32		2,070	2,165
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/35		3,450	3,844
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/36		2,320	2,340
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/42		21,040	22,425

	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/34		1,220	1,408
	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/35		800	920
	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/42		5,000	5,630
	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/46		4,970	5,578
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/40		2,500	2,841
	Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	1.640%	3/1/19		4,560	4,560
	Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/32		3,355	3,930
	Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/40		1,500	1,683
	Delaware County PA Vocational-Technical School Authority Lease Revenue (Delaware County Intermediate Unit No. 25 Project)	5.000%	11/1/38	(15)	1,250	1,367
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30		500	576
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/32		3,050	3,577
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	4.000%	7/1/33	(15)	4,000	4,248
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/34		3,250	3,786
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/36		3,500	4,039
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/42		18,930	21,448
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/47		11,500	12,962
1	Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	1.890%	3/7/19		4,880	4,880
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	2,000	2,056
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	25	26
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24		3,220	3,549
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/25		2,715	2,987
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		3,080	3,380
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/27		1,000	1,093
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/29		2,030	2,497
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/30		3,000	3,665
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/31		3,500	3,909
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/32		2,750	3,314

Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/33		5,000	5,562
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/34		3,500	3,885
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/36		2,000	2,352
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		12,000	13,240
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		2,500	2,926
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		5,000	5,495
Delaware Valley PA Regional Finance Authority Revenue	7.750%	7/1/27	(2)	130	179
Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	(2)	9,080	11,141
Delaware Valley PA Regional Finance Authority Revenue	5.750%	7/1/32		6,620	8,523
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25		3,730	4,017
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26		4,445	4,772
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27		1,170	1,251
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28		1,000	1,066
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29		865	920
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46		4,000	4,176
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	4.000%	7/15/48		7,405	7,383
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		825	890
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		1,280	1,354
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/34		1,000	1,054
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/35		1,250	1,303
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/45		4,325	4,450
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/47		3,750	3,898
East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/38		2,500	2,759
East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/41		2,100	2,315
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27	(15)	250	281
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28	(15)	250	280
Erie City PA Water Authority Revenue	5.000%	12/1/43	(4)	1,500	1,711
Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/32		1,325	1,447
Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/33		1,395	1,518
Erie PA Sewer Authority Revenue	4.000%	12/1/41	(4)	3,500	3,573

	Fayette County PA Hospital Authority Revenue (Fayette Regional Health System) VRDO	1.730%	3/7/19	LOC	5,290	5,290
	Fox Chapel PA Area School District	5.000%	2/1/36		2,000	2,303
	Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42		17,075	17,768
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43		1,100	1,131
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/48		2,300	2,353
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53		1,900	1,929
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.250%	6/1/19	(Prere.)	20,735	20,913
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/34		4,250	4,854
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39		4,400	4,931
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	6/1/41		5,000	5,447
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/45		13,000	14,389
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	4.000%	2/15/47		30,030	30,542
1	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.770%	3/7/19	(Prere.)	4,500	4,500
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.660%	3/1/19		7,300	7,300
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.660%	3/1/19		1,160	1,160
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.670%	3/1/19		1,560	1,560
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.670%	3/1/19		4,500	4,500
	Hampden Township PA GO	5.000%	11/15/20	(Prere.)	180	190
	Haverford PA GO	3.650%	6/1/48		935	935
	Huntingdon County PA General Authority Revenue	5.000%	5/1/46		6,690	7,039
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/35		500	509
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/36		600	609
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40		4,000	4,000
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/25		715	764
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/30		750	790
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/31		1,300	1,364
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/32		725	758

Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42		8,825	9,875
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/30		3,000	3,338
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/31		4,235	4,702
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/32		2,600	2,881
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33		5,000	5,570
Lancaster PA GO	4.000%	11/1/31	(15)	1,400	1,505
Lancaster PA GO	4.000%	11/1/32	(15)	2,445	2,615
Lancaster PA GO	4.000%	11/1/33	(15)	2,545	2,706
Lancaster PA GO	4.000%	11/1/34	(15)	2,660	2,816
Lancaster PA GO	4.000%	11/1/35	(15)	2,355	2,482
Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.375%	5/1/28		1,250	1,346
Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.750%	5/1/35		2,200	2,380
Lehigh County PA Authority Water & Sewer Revenue	0.000%	12/1/24		1,695	1,436
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		14,305	15,742
Lehigh County PA Authority Water & Sewer Revenue	5.125%	12/1/47		3,000	3,319
Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46		3,685	3,639
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33		5,000	5,154
Luzerne County PA GO	5.250%	12/15/21	(14)	3,920	4,069
Luzerne County PA GO	5.000%	11/15/29	(4)	2,500	2,868
Luzerne County PA Industrial Development Authority Water Facility Revenue (Pennsylvania-American Water Co.)	5.500%	12/1/39		5,000	5,113
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	5/1/26		2,000	2,142
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	7/1/30		5,565	5,860
Lycoming County PA Authority Health System Revenue (Susquehanna Health System Project)	5.500%	7/1/28		45	46
Lycoming County PA Authority Revenue (Lycoming College)	5.500%	11/1/33		2,935	3,327
Manheim Township PA School District GO	5.000%	2/1/30		2,010	2,337
Manheim Township PA School District GO	5.000%	2/1/31		1,200	1,390
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/41		3,660	4,014
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42		10,875	11,670

Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.125%	6/1/19	(Prere.)	13,545	13,659
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/29		2,580	2,850
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/30		1,000	1,097
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40		3,000	3,234
Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50		5,730	5,772
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/24		1,165	1,289
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/25		1,200	1,324
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/26		1,000	1,097
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/27		1,000	1,091
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/40		9,150	9,592
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/31		1,750	2,044
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/34		2,210	2,530
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/35		2,780	3,166
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/37		2,500	2,820
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/43		5,750	6,365
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/48		10,250	11,319
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42		4,000	4,300
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/28		3,795	4,257
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/30		5,000	5,563
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/36		11,250	12,213

Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45		8,500	9,128
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/46		3,300	3,545
Montgomery County PA Industrial Development Authority Health Services Revenue (Jefferson Health System)	5.000%	10/1/41		4,110	4,377
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30		1,200	1,287
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46		3,730	3,873
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/38		2,500	2,645
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/48		6,500	6,799
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	6.625%	12/1/21	(Prere.)	1,565	1,769
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/27		2,250	2,459
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/47		2,000	2,061
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	4.000%	12/1/48		3,000	2,801
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.000%	1/1/30		1,575	1,579
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40		4,750	4,702
Montour PA School District GO	5.000%	4/1/40	(4)	3,185	3,544
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.625%	7/1/30		1,000	1,052
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		3,500	3,674
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31		6,270	6,836
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		6,000	6,071
Northampton County PA General Purpose Authority College Revenue (Moravian College)	5.000%	10/1/40		1,760	1,872
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/28		3,975	4,600
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29		2,000	2,304

Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/33		9,555	10,280
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/36		6,790	7,564
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/43		3,000	3,332
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/46		1,795	1,964
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	4.000%	8/15/48		3,895	3,850
Northampton County PA General Purpose Authority University Revenue (Lafayette College)	5.000%	11/1/32		4,000	4,463
Northampton County PA General Purpose Authority University Revenue (Lehigh University)	4.000%	11/15/34		7,535	8,023
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/32		1,775	1,801
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/36		1,000	1,010
Northampton PA GO	3.625%	5/15/39		2,145	2,143
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/25		1,125	1,241
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/29		1,250	1,367
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/31		1,140	1,259
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37		3,740	3,955
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/37		3,000	3,231
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29	(15)	500	587
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31	(15)	700	811
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33	(15)	500	527
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/30		1,900	2,028
Palmer Township PA GO	4.000%	5/15/30		1,495	1,599
Penn Manor PA School District Revenue	5.000%	3/1/30		1,000	1,170
Penn Manor PA School District Revenue	5.000%	3/1/32		1,000	1,157
Penn Manor PA School District Revenue	5.000%	3/1/35		800	914
Penn Manor PA School District Revenue	5.000%	3/1/36		1,700	1,936
Penn Manor PA School District Revenue	5.000%	3/1/38		1,250	1,412
Pennsylvania COP	5.000%	7/1/29		300	351
Pennsylvania COP	5.000%	7/1/30		375	435
Pennsylvania COP	5.000%	7/1/31		425	489
Pennsylvania COP	5.000%	7/1/34		475	539
Pennsylvania COP	5.000%	7/1/35		845	955

Pennsylvania COP	5.000%	7/1/36		1,000	1,126
Pennsylvania COP	5.000%	7/1/37		875	979
Pennsylvania COP	5.000%	7/1/38		1,000	1,114
Pennsylvania COP	5.000%	7/1/43		4,000	4,409
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare Network)	6.250%	10/15/19	(Prere.)	6,075	6,239
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/29	(4)	2,000	1,425
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/30	(4)	3,710	2,522
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.500%	1/1/31	(4)	3,000	3,377
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/36	(4)	6,045	3,154
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/38	(4)	5,525	2,608
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.250%	1/1/44	(4)	6,500	7,054
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31		5,000	5,598
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32		10,000	11,148
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32		2,500	2,617
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33		11,405	12,498
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43		4,500	4,848
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45		5,000	5,425
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45		4,000	4,038
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/47		10,000	10,110
Pennsylvania Economic Development Financing Authority Water Facilities Revenue (American Water Co. Project)	6.200%	4/1/39		5,000	5,016
Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project)	5.000%	12/1/43		4,500	4,705
Pennsylvania GO	5.000%	11/15/20		8,740	9,217
Pennsylvania GO	5.375%	7/1/21		16,000	17,309
Pennsylvania GO	5.000%	3/1/22		10,000	10,936
Pennsylvania GO	4.000%	7/1/23		4,000	4,340
Pennsylvania GO	5.000%	8/15/24		5,000	5,792
Pennsylvania GO	5.000%	9/15/25	(4)	2,250	2,669
Pennsylvania GO	5.000%	10/15/25		10,000	11,232
Pennsylvania GO	5.000%	1/1/26		10,000	11,768
Pennsylvania GO	5.000%	2/1/26		8,355	9,864
Pennsylvania GO	5.000%	9/15/27		10,000	11,846

	Pennsylvania GO	5.000%	9/15/27		5,000	5,923
	Pennsylvania GO	5.000%	1/15/28		5,000	5,934
	Pennsylvania GO	5.000%	3/15/28		18,550	21,366
	Pennsylvania GO	4.000%	8/15/28	(4)	10,010	10,924
	Pennsylvania GO	4.000%	10/15/28		10,000	10,633
	Pennsylvania GO	4.000%	1/1/29		10,350	11,239
	Pennsylvania GO	4.000%	4/1/29		10,000	10,539
	Pennsylvania GO	4.000%	8/15/29	(4)	6,290	6,838
	Pennsylvania GO	4.000%	1/1/30		3,500	3,765
	Pennsylvania GO	4.000%	4/1/30		10,000	10,485
	Pennsylvania GO	4.000%	6/15/30		10,000	10,613
2	Pennsylvania GO	4.000%	8/15/30	(4)	7,640	8,252
	Pennsylvania GO	5.000%	10/15/30		6,650	7,398
	Pennsylvania GO	4.000%	2/1/31		17,875	19,025
	Pennsylvania GO	5.000%	10/15/31		14,955	16,603
	Pennsylvania GO	4.000%	2/1/32		18,870	19,926
	Pennsylvania GO	5.000%	3/1/32		11,225	13,051
	Pennsylvania GO	5.000%	8/1/32		4,000	4,520
	Pennsylvania GO	5.000%	8/15/32		8,000	9,130
	Pennsylvania GO	5.000%	10/15/32		15,000	16,618
	Pennsylvania GO	4.000%	2/1/33		5,585	5,848
	Pennsylvania GO	4.000%	3/1/33	(4)	20,000	21,243
	Pennsylvania GO	5.000%	8/1/33		4,000	4,507
	Pennsylvania GO	4.000%	3/1/34	(4)	20,000	21,145
	Pennsylvania GO	4.000%	9/15/34		10,000	10,470
	Pennsylvania GO	4.000%	3/1/35	(15)	15,000	15,805
	Pennsylvania GO	4.000%	3/1/36		5,000	5,237
	Pennsylvania GO	4.000%	3/1/37		10,000	10,424
	Pennsylvania GO	4.000%	3/1/37	(15)	10,000	10,432
	Pennsylvania GO	4.000%	3/1/38		2,820	2,929
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32		3,330	3,525
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33		2,310	2,434
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/34		2,940	3,099
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	2/15/43		7,000	7,263
	Pennsylvania Higher Educational Facilities Authority Revenue	3.000%	6/15/45		1,405	1,220
	Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/20		595	606
	Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/21		1,245	1,279
	Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/27		1,250	1,282
	Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/42		535	531
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,655	1,949
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,260	1,375

Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/32		1,750	1,979
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/33		3,320	3,740
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/34		2,575	2,672
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/34		3,000	3,363
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/35		1,870	2,124
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/36		2,305	2,365
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/41		5,000	5,546
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.660%	3/1/19	LOC	2,025	2,025
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.730%	3/7/19	LOC	10,835	10,835
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22	(Prere.)	500	551
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		3,895	4,201
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		2,125	2,292
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/37		5,865	6,035
Pennsylvania Higher Educational Facilities Authority Revenue (Lock Haven University Foundation Student Housing Project)	4.000%	7/1/28		3,500	3,486
Pennsylvania Higher Educational Facilities Authority Revenue (Philadelphia University)	5.000%	6/1/23	(Prere.)	2,025	2,294
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	4,940	5,485
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	1,400	1,554
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	2,000	2,221
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/33		1,265	1,392
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40		7,000	7,270
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/35		7,755	8,341
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42		11,120	11,895
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32		3,965	4,488
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39		7,000	7,812
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45		17,800	19,813

Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	10,000	11,232
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/31	4,000	4,337
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/34	2,200	2,345
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/35	2,275	2,413
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/36	1,400	1,478
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	8/15/46	5,000	5,690
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29	500	579
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	750	858
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	1,180	1,341
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	2,695	3,052
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35	3,135	3,281
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/40	11,000	12,225
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/41	6,000	6,107
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/42	6,675	6,779
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42	6,130	6,549
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/47	10,000	11,130
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/30	940	1,064
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/31	1,870	2,109
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	5,085

	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	6.000%	7/1/21		2,125	2,209
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/31		4,000	4,078
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/42		2,500	2,534
	Pennsylvania Housing Finance Agency Multi-Family Housing Revenue (Country Commons Apartments)	3.600%	8/1/35	LOC	7,991	8,114
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.125%	10/1/25		980	989
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/31		2,500	2,507
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/33		5,000	5,100
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.500%	10/1/34		1,000	1,004
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.100%	10/1/36		3,000	2,839
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.500%	10/1/36		4,500	4,519
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/36		8,500	8,695
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/37		8,000	8,101
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.850%	4/1/38		2,500	2,522
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.875%	10/1/38		6,000	6,050
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.050%	10/1/40		2,000	2,019
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.050%	10/1/40		1,525	1,538
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/41		4,000	3,732
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.950%	4/1/42		4,000	4,010
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.650%	10/1/42		6,890	6,692
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.100%	10/1/45		3,845	3,852
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/47		17,000	16,625
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/47		3,400	3,405
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.740%	3/7/19		8,635	8,635
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24		2,000	2,255
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25		1,610	1,841

Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/30	(4)	3,500	4,041
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/32	(4)	2,750	3,135
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/33	(4)	2,000	2,266
Pennsylvania State University Revenue	5.000%	9/1/29		1,170	1,372
Pennsylvania State University Revenue	5.000%	9/1/30		6,900	8,060
Pennsylvania State University Revenue	5.000%	9/1/33		5,000	5,834
Pennsylvania State University Revenue	5.000%	9/1/36		4,650	5,435
Pennsylvania State University Revenue	5.000%	9/1/47		3,000	3,426
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/34		6,000	6,812
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		4,390	4,931
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		5,500	6,228
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/37		4,000	4,278
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/41		3,000	3,331
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/41		1,315	1,380
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43		5,430	5,778
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/29		3,040	3,528
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/30		6,970	8,011
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	0.000%	12/1/37		2,000	971
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/38		3,000	3,384
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/39		3,535	3,973
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		15,205	16,952
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		14,345	15,931
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	5,000	5,124
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19	(Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	7,500	7,931
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	3,000	3,249
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	(Prere.)	4,600	4,989
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		2,305	2,650
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		7,060	8,117
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28	(4)	6,875	8,457
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		8,375	9,499
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		2,500	2,981
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		9,775	10,984
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		7,090	7,944
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		10,000	11,186
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		9,325	10,684
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33		5,410	6,007
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		2,000	2,210
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		9,800	10,929
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		1,250	1,432

	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33		2,560	2,946
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34		545	606
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	2,000	2,269
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34		10,000	10,328
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		10,000	11,119
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,000	2,203
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34		4,410	5,057
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		3,000	3,338
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		5,000	5,593
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		9,790	10,886
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		6,585	6,689
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		4,000	4,078
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		6,400	7,084
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		1,290	1,458
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38		8,145	8,898
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38		3,500	3,551
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		2,500	2,765
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38		5,070	6,283
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		19,700	21,424
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		2,000	2,193
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		2,010	2,232
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		7,200	7,850
	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41		9,900	3,828
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42		14,500	15,777
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42		2,950	3,383
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		5,300	5,715
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,900	7,516
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,000	6,535
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44		2,640	2,916
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		14,960	16,192
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		4,700	5,149
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		16,000	17,472
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		4,095	4,430
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46		7,000	8,010
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		10,000	11,067
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/48		13,750	15,306
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.840%	3/7/19	(Prere.)	6,250	6,250
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.940%	3/7/19		13,820	13,820
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.940%	3/7/19		6,400	6,400
3	Pennsylvania Turnpike Commission Revenue, 4.500% coupon rate effective 12/1/2021	0.000%	12/1/34		3,260	3,166
3	Pennsylvania Turnpike Commission Revenue, 4.750% coupon rate effective 12/1/2021	0.000%	12/1/37		4,000	3,856
3	Pennsylvania Turnpike Commission Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/41		9,365	7,207
	Peters Township PA School District (Washington County) GO	5.000%	9/1/37		3,000	3,457
	Peters Township PA School District (Washington County) GO	5.000%	9/1/38		7,555	8,674
	Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24	(2)	890	893
	Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29		5,975	6,247
	Philadelphia PA Airport Revenue	5.000%	7/1/29		590	700

Philadelphia PA Airport Revenue	5.000%	7/1/30		1,020	1,199
Philadelphia PA Airport Revenue	5.000%	7/1/31		1,300	1,518
Philadelphia PA Airport Revenue	5.000%	7/1/32		750	869
Philadelphia PA Airport Revenue	5.000%	7/1/33		750	865
Philadelphia PA Airport Revenue	5.000%	7/1/42		5,000	5,603
Philadelphia PA Airport Revenue	5.000%	7/1/47		3,750	4,189
Philadelphia PA Authority for Industrial Development Revenue (City of Philadelphia Affordable Housing Preservation Programs Project)	5.000%	12/1/37		3,250	3,615
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27		960	1,104
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/28		3,885	4,445
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/31		1,130	1,275
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29		3,500	4,032
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/36		4,750	5,338
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/40		7,430	8,274
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/33		3,600	4,179
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/34		2,180	2,517
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/35		2,150	2,292
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/36		3,780	4,009
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/44		3,000	3,040
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/35		2,425	2,721
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36		10,000	11,189
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/47		12,000	13,152
Philadelphia PA Gas Works Revenue	5.000%	8/1/19	(4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	7/1/20	(4)	15	16
Philadelphia PA Gas Works Revenue	5.000%	8/1/20	(Prere.)	25	26
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	40	42
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	55	58
Philadelphia PA Gas Works Revenue	5.000%	7/1/22	(4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	8/1/28		1,500	1,756
Philadelphia PA Gas Works Revenue	5.000%	10/1/28		1,400	1,626

Philadelphia PA Gas Works Revenue	5.000%	8/1/29		1,750	2,039
Philadelphia PA Gas Works Revenue	5.000%	8/1/30		2,000	2,281
Philadelphia PA Gas Works Revenue	5.000%	10/1/30		3,050	3,498
Philadelphia PA Gas Works Revenue	5.000%	8/1/31		1,750	1,990
Philadelphia PA Gas Works Revenue	5.000%	10/1/31		3,270	3,724
Philadelphia PA Gas Works Revenue	5.000%	8/1/32		2,000	2,266
Philadelphia PA Gas Works Revenue	5.000%	10/1/33		2,500	2,819
Philadelphia PA Gas Works Revenue	5.000%	10/1/34		4,175	4,691
Philadelphia PA Gas Works Revenue	5.000%	8/1/35		2,000	2,254
Philadelphia PA Gas Works Revenue	5.000%	8/1/36		2,000	2,245
Philadelphia PA Gas Works Revenue	5.000%	8/1/37		2,000	2,233
Philadelphia PA Gas Works Revenue	4.000%	10/1/37		1,120	1,147
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	(4)	65	68
Philadelphia PA Gas Works Revenue	5.250%	8/1/40		115	120
Philadelphia PA Gas Works Revenue	5.000%	8/1/42		5,000	5,511
Philadelphia PA Gas Works Revenue	5.000%	8/1/47		11,800	12,975
Philadelphia PA Gas Works Revenue VRDO	1.730%	3/7/19	LOC	500	500
Philadelphia PA Gas Works Revenue VRDO	1.730%	3/7/19	LOC	9,875	9,875
Philadelphia PA GO	6.000%	8/1/20	(Prere.)	7,430	7,884
Philadelphia PA GO	6.500%	8/1/20	(Prere.)	3,785	4,037
Philadelphia PA GO	5.000%	8/1/27	(4)	4,160	4,946
Philadelphia PA GO	5.000%	8/1/30		4,000	4,547
Philadelphia PA GO	5.000%	8/1/30	(4)	5,330	6,226
Philadelphia PA GO	5.000%	8/1/31		2,000	2,287
Philadelphia PA GO	5.000%	8/1/32		4,420	5,018
Philadelphia PA GO	5.000%	8/1/32		3,000	3,406
Philadelphia PA GO	5.250%	7/15/33		3,585	4,005
Philadelphia PA GO	5.000%	8/1/35	(4)	6,000	6,800
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project)	5.000%	7/1/32		10,000	10,667
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.710%	3/1/19		1,800	1,800
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/29		3,165	3,523
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34		1,000	1,077
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		3,850	4,081
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19	(Prere.)	3,250	3,262
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19	(Prere.)	9,500	9,535
Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/27		2,000	2,249
Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/28		3,000	3,359
Philadelphia PA School District GO	5.250%	9/1/22		7,500	7,830
Philadelphia PA School District GO	5.250%	9/1/23		7,525	7,850
Philadelphia PA School District GO	5.000%	6/1/26	(14)	5,000	5,800
Philadelphia PA School District GO	5.000%	9/1/27		2,415	2,767
Philadelphia PA School District GO	5.000%	9/1/28		5,000	5,759
Philadelphia PA School District GO	5.000%	9/1/29		2,665	3,038
Philadelphia PA School District GO	5.000%	9/1/29		5,035	5,771

Philadelphia PA School District GO	5.000%	9/1/31		2,000	2,261
Philadelphia PA School District GO	5.000%	9/1/33		1,000	1,139
Philadelphia PA School District GO	5.000%	9/1/35		2,500	2,783
Philadelphia PA School District GO	5.000%	9/1/35		3,240	3,654
Philadelphia PA School District GO	5.000%	9/1/36		2,015	2,234
Philadelphia PA School District GO	5.000%	9/1/37		2,000	2,207
Philadelphia PA School District GO	5.000%	9/1/37		3,825	4,261
Philadelphia PA School District GO	5.000%	9/1/38		2,000	2,200
Philadelphia PA School District GO	4.000%	9/1/43	(4)	3,160	3,208
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/31		6,210	6,623
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/32		1,000	1,168
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/34		1,200	1,389
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40		10,000	11,064
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41		3,000	3,128
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43		9,000	9,597
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/48		2,000	2,246
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52		4,000	4,450
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/53		10,000	11,162
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/30		4,000	4,607
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/32		6,440	6,836
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/33		1,765	2,053
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34		6,000	6,294
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34		2,000	2,312
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36		10,500	10,974
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43		4,375	4,829
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45		14,000	15,431
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	1.760%	3/7/19	(4)	10,660	10,660
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/31		1,000	1,145
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/32		500	569
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/34		1,000	1,130
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/36		500	561
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/37		500	558
Pittsburgh PA GO	5.000%	9/1/30		500	590
Pittsburgh PA GO	5.000%	9/1/31	(15)	1,150	1,303
Pittsburgh PA GO	5.000%	9/1/34		50	58
Pittsburgh PA GO	5.000%	9/1/35		600	692
Pittsburgh PA GO	5.000%	9/1/36		700	803
Pittsburgh PA School District GO	4.000%	9/1/35		1,095	1,147
Pittsburgh PA School District GO	4.000%	9/1/36		1,220	1,273
Pittsburgh PA School District GO	4.000%	9/1/37		1,180	1,223
Pittsburgh PA School District GO	4.000%	9/1/38		1,740	1,796
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27	(14)	10,830	8,580
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29	(14)	10,000	7,345
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36		5,000	5,601
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40		5,000	5,592
Plum Borough PA School District GO	5.000%	9/15/36	(15)	4,920	5,423

Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’s Hospital Obligated Group)	5.000%	8/15/40		3,750	4,055
Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/41		6,275	6,896
Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/45		14,405	15,782
Reading PA Area Water Authority Revenue	5.000%	12/1/31		1,000	1,074
Reading PA School District GO	5.000%	3/1/38	(4)	1,750	1,964
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26		1,000	1,198
Scranton PA School District GO	5.000%	6/1/27		1,000	1,149
Scranton-Lackawanna PA Health & Welfare Authority Revenue (University of Scranton)	5.000%	11/1/37		2,500	2,724
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/28		1,190	1,382
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/29		1,335	1,515
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/30		1,285	1,474
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/30		1,180	1,336
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/31		600	683
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/31		1,250	1,412
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/32		1,695	1,909
Southcentral Pennsylvania General Authority Revenue (Hanover Hospital Inc.)	5.000%	12/1/27		1,480	1,712
Southcentral Pennsylvania General Authority Revenue (Hanover Hospital Inc.)	5.000%	12/1/29		1,090	1,246
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29		1,500	1,680
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34		1,130	1,239
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44		2,500	2,693
State College PA Area School District GO	5.000%	5/15/36		375	439
State College PA Area School District GO	5.000%	5/15/37		680	792
State College PA Area School District GO	5.000%	5/15/38		400	464
State College PA Area School District GO	5.000%	3/15/40		3,000	3,343
State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/33	(15)	1,000	1,053
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/29	(15)	1,210	1,386

	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/30	(15)	1,055	1,205
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/33		1,025	1,161
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.500%	5/1/33		6,165	6,927
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/34		2,125	2,401
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/35		1,510	1,703
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/28		11,385	13,119
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/30	(4)	16,480	18,851
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	(4)	3,655	4,174
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	3,155	3,582
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/34		6,000	6,698
	State Public School Building Authority Pennsylvania School Revenue (Chester Upland School District Project)	5.250%	9/15/30		3,545	4,073
	Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	(15)	5,000	5,091
	Trinity PA Area School District GO	4.000%	1/15/35	(15)	3,000	3,132
	Trinity PA Area School District GO	4.000%	1/15/36	(15)	3,000	3,107
	Trinity PA Area School District GO	4.000%	1/15/38	(15)	3,700	3,786
	Union County PA Higher Educational Facilities Financing Authority University Revenue (Bucknell University)	5.000%	4/1/32		1,000	1,155
	Union County PA Hospital Authority Revenue (Evangelical Community Hospital)	5.000%	8/1/48		3,000	3,307
	Unionville-Chadds Ford PA School District GO	4.000%	6/1/31		1,500	1,635
1	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project) TOB VRDO	1.770%	3/7/19	(Prere.)	6,600	6,600
	Upper Merion PA Area School District GO	5.000%	1/15/33		650	749
	Upper Merion PA Area School District GO	5.000%	1/15/34		500	574
	Upper Merion PA Area School District GO	5.000%	1/15/36		1,620	1,839
	Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/31		3,440	3,610
	Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/32		3,110	3,235

	West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	5.000%	12/15/48		2,750	2,882
	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.000%	1/1/21	(Prere.)	330	355
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/22		1,000	1,059
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/25		1,605	1,747
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/30		1,500	1,586
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/35		1,750	1,825
	West View PA Water Authority Revenue	4.000%	11/15/32		1,025	1,097
	West View PA Water Authority Revenue	4.000%	11/15/33		1,000	1,066
	West View PA Water Authority Revenue	4.000%	11/15/34		1,000	1,063
	West View PA Water Authority Revenue	4.000%	11/15/35		1,200	1,271
	West View PA Water Authority Revenue	4.000%	11/15/36		2,300	2,425
	West View PA Water Authority Revenue	4.000%	11/15/37		2,400	2,516
	West View PA Water Authority Revenue	4.000%	11/15/38		1,625	1,697
	West View PA Water Authority Revenue	4.000%	11/15/39		1,400	1,459
	West York PA Area School District GO	5.000%	4/1/33		4,265	4,699
1	Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35		6,650	6,876
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.125%	7/1/30		1,500	1,549
	Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34	(15)	8,000	8,401
	Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/35	(15)	8,000	8,361
	Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/42	(15)	2,750	3,021
	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	(15)	1,240	1,453
	Wilkes-Barre PA Area School District GO	5.000%	8/1/28	(15)	1,540	1,790
	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	(15)	1,860	2,152
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	4,110	4,331
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	4,990	5,267
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30		2,315	2,652
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/31		2,430	2,774
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/34		1,000	1,135
	York County PA GO	4.000%	3/1/34		3,000	3,189
	York County PA GO	5.000%	6/1/38		5,000	5,543
						3,528,975
Guam (0.0%)
	Guam Power Authority Revenue	5.000%	10/1/27		1,000	1,100

Total Tax-Exempt Municipal Bonds (Cost $3,439,073)						3,530,075
Other Assets and Liabilities-Net (0.9%)						33,154
Net Assets (100%)						3,563,229

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $95,571,000, representing 2.7% of net assets.

2  Securities with a value of $1,084,000 have been segregated as initial margin for open futures contracts.

3  Step bond.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT – Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA – Securities Industry and Financial Markets Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

Pennsylvania Long-Term Tax-Exempt Fund

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	1,587	336,754	(223)
Ultra Long U.S. Treasury Bond	June 2019	25	3,990	(50)
				(273)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2019	(386)	(44,221)	81
10-Year U.S. Treasury Note	June 2019	(229)	(27,938)	115
30-Year U.S. Treasury Bond	June 2019	(83)	(11,991)	109
				305
				32

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

Pennsylvania Long-Term Tax-Exempt Fund

counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	3,530,075	—
Futures Contracts—Assets[1]	132	—	—
Futures Contracts—Liabilities[1]	(168)	—	—
Total	(36)	3,530,075	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 19, 2019

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.